Infrastructure, administration and general expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Infrastructure costs
Property and equipment	£ 454	£ 440	£ 591
Depreciation and amortisation	354	353	438
Impairment of property, equipment and intangible assets	8	2	44
Total infrastructure costs	816	795	1,073
Administration and general expenses
Consultancy, legal and professional fees	419	458	422
Marketing and advertising	355	407	391
Other administration and general expenses	5,418	5,029	4,793
Total administration and general expenses	6,192	5,894	5,606
Total infrastructure, administration and general expenses	£ 7,008	£ 6,689	£ 6,679